Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Leases
8.	Leases

The Company has leases for offices, data centers and other computer and networking equipment that expire at various dates through 2027. The Company’s leases have remaining terms of one to seven years, and some of the leases include a Company option to extend the leases. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. As the Company’s leases do not provide an implicit rate, the Company uses an incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The Company has elected the practical expedient on not separating lease components from non-lease components for right-of-use assets.

The components of lease expenses were as follows (in thousands):

	Three Months Ended March 31,
	2021	2020
Operating lease cost	$468	$361

Finance lease cost:
Amortization of right-of-use assets	$114	$132
Interest on lease liabilities	7	20

Total finance lease cost	$121	$152

Supplemental cash flow information related to leases was as follows (in thousands):

	Three Months Ended March 31,
	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash used in operating leases	$435	$371
Financing cash used in finance leases	150	214
Right of use assets obtained in exchange for lease obligations:
Operating leases	2,637	—
Finance leases	—	—

Supplemental balance sheet information related to leases was as follows (in thousands):

	March 31, 2021	December 31, 2020
Operating Leases
Operating lease right-of-use assets	$6,119	$3,858

Operating lease liabilities:
Operating lease liabilities—current	$1,669	$1,353
Operating lease liabilities—less current portion	4,985	3,088

Total operating lease liabilities	$6,654	$4,441

Finance Leases
Property and equipment, gross	$2,182	$2,182
Less: accumulated depreciation and amortization	(1,274)	(1,159)

Property and equipment, net	$908	$1,023

Finance lease liabilities:
Finance lease liabilities—current	$256	$392
Finance lease liabilities—less current portion	31	38

Total finance lease liabilities	$287	$430

Weighted average remaining terms were as follows:

	March 31, 2021	December 31, 2020
Weighted average remaining lease term
Operating Leases	4.07 years	3.64 years
Finance Leases	0.96 years	1.05 years

Weighted average discount rates were as follows:

	March 31, 2021	December 31, 2020
Weighted average discount rate
Operating Leases	7.3%	6.9%
Finance Leases	7.6%	7.6%

Maturities of lease liabilities were as follows (in thousands):

As of March 31, 2021	Operating Leases	Finance Leases
Remaining 2021	$1,557	$259
2022	2,157	28
2023	1,735	12
2024	1,023	—
2025	851	—
2026 and beyond	390	—

Total lease payments	7,713	299
Less: imputed interest	(1,059)	(12)

Total	$6,654	$287

As of March 31, 2021, the Company did not have any operating leases that had not yet commenced.

7.	Leases and ASC 842 Adoption Impact

The Company has leases for offices, data centers and other computer and networking equipment that expire at various dates through 2027. The Company’s leases have remaining terms of one to seven years, and some of the leases include a Company option to extend the leases. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. As the Company’s leases do not provide an implicit rate, the Company uses an incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The Company has elected the practical expedient on not separating lease components from non-lease components for right-of-use assets.

The Company adopted ASC 842 using the modified retrospective method on January 1, 2020. The most significant impact of the adoption of ASC 842 was the recognition of right-of-use, or ROU, assets and lease liabilities for operating leases. The Company’s accounting for finance leases remained substantially unchanged. The adoption of ASC 842 did not have a material impact on the Company’s operating results or cash flows, nor the Company’s compliance with its financial covenants associated with its credit facility.

The components of lease expenses were as follows (in thousands):

	Year ended December 31,
	2020	2019	2018
Operating lease cost	$1,515	$—	$—

Finance lease cost:
Amortization of right-of-use assets	$534	$522	$465
Interest on lease liabilities	59	119	115

Total finance lease cost	$593	$641	$580

Supplemental cash flow information related to leases was as follows (in thousands):

	Year ended December 31,
	2020	2019	2018
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash used in operating leases	$1,608	$—	$—
Financing cash used in finance leases	810	1,022	932
Right of use assets obtained in exchange for lease obligations:
Operating leases	997	—	—
Finance leases	74	—	—

Supplemental balance sheet information related to leases was as follows (in thousands):

	December 31, 2020	December 31, 2019
Operating leases
Operating lease right-of-use assets	$3,858	$—

Operating lease liabilities:
Operating lease	$1,353	$—
Operating lease liabilities—less current portion	3,088	—

Total operating lease liabilities	$4,441	$—

Finance leases
Property and equipment, gross	$2,182	$1,953
Less: accumulated depreciation and amortization	(1,159)	(664)

Property and equipment, net	$1,023	$1,289

Finance lease liabilities:
Finance leases	$392	$739
Finance lease liabilities—less current portion	38	368

Total finance lease liabilities	$430	$1,107

Weighted average remaining terms were as follows:

	December 31,	December 31,
	2020	2019
Weighted average remaining lease term
Operating leases	3.64 years	3.87 years
Finance leases	1.05 years	1.55 years

Weighted average discount rates were as follows:

	December 31,	December 31,
	2020	2019
Weighted average discount rate
Operating leases	6.9%	—
Finance leases	7.6%	7.5%

Maturities of lease liabilities were as follows (in thousands):

As of December 31, 2020	Operating Leases	Finance Leases
2021	$1,596	$408
2022	1,546	28
2023	1,093	12
2024	349	—
2025 and beyond	415

Total lease payments	4,999	448
Less: imputed interest	(558)	(18)

Total	$4,441	$430

As of December 31, 2020, the Company did not have any operating leases that had not yet commenced.

Impact on Consolidated Balance Sheet

The impact of the adoption of ASC 842 on select consolidated balance sheet line items, was as follows (in thousands):

	As Reported 12/31/2019	Adoption of ASC 842	As Adjusted 1/1/2020
Assets:
Operating lease right-of-use assets	$—	$4,023	$4,023
Liabilities:
Operating lease liabilities	—	1,247	1,247
Operating lease liabilities – net of current portion	—	3,478	3,478